MARKETABLE SECURITIES (Summary of Investments With Continuous Unrealized Losses and Related Fair Values) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Debt Securities, Available-for-sale [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	$ 71,601
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(723)
Investments with continuous unrealized losses for 12 months or greater, Fair value	24,394
Investments with continuous unrealized losses for 12 months or greater, unrealized losses	(236)
Total investments with continuous unrealized losses, Fair value	95,995
Total investments with continuous unrealized losses, unrealized losses	(959)
Foreign banks and government debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	22,075
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(202)
Investments with continuous unrealized losses for 12 months or greater, Fair value	10,491
Investments with continuous unrealized losses for 12 months or greater, unrealized losses	(104)
Total investments with continuous unrealized losses, Fair value	32,566
Total investments with continuous unrealized losses, unrealized losses	(306)
Corporate debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	49,526
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(521)
Investments with continuous unrealized losses for 12 months or greater, Fair value	13,903
Investments with continuous unrealized losses for 12 months or greater, unrealized losses	(132)
Total investments with continuous unrealized losses, Fair value	63,429
Total investments with continuous unrealized losses, unrealized losses	$ (653)